NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION - Non-consolidated and condensed statements of cash flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows related to operations
Net income	$ 540.5	$ 761.0	$ 387.7
Depreciation and amortization	717.9	705.3	648.5
Loss (gain) on valuation and translation of financial instruments	0.9	2.4	2.1
Amortization of financing costs and long-term debt discount	6.8	6.9	7.0
Loss on debt refinancing		15.6	7.3
Deferred income taxes	11.7	132.4	(14.7)
Other	(5.6)	4.0	3.7
Net change in non-cash balances related to operations	136.7	(130.1)	53.0
Cash flows related to investing activities
Proceeds from disposal of subsidiaries			3.0
Acquisition of tax deductions from the parent corporation	(13.9)		(14.0)
Other	(11.3)	(10.6)	12.7
Cash flows related to financing activities
Net change in bank indebtedness	24.3	(18.9)	(14.9)
Net change under revolving facilities	736.5	(209.3)	(40.3)
Repayments of long-term debt	(19.2)	(664.5)	(19.0)
Settlement of hedging contracts	(1.6)	16.6	0.4
Repurchase of Common Shares	(1,540.0)	(43.9)
Cash and cash equivalents at the beginning of the year	864.9	20.7	18.6
Cash and cash equivalents at the end of the year	21.0	864.9	20.7
Parent Company
Cash flows related to operations
Net income	520.8	145.7	38.6
Depreciation and amortization	3.8	4.3	3.3
Loss (gain) on valuation and translation of financial instruments	0.2	(0.7)
Amortization of financing costs and long-term debt discount	2.3	2.4	2.8
Loss on debt refinancing		10.4
Impairment and disposal of investments in subsidiaries			73.3
Loss on notes receivable from subsidiaries			14.8
Deferred income taxes	(5.3)	2.5	1.8
Other	0.2	2.4	(0.3)
Net change in non-cash balances related to operations	5.3	39.3	7.5
Cash flows provided by operations	527.3	206.3	141.8
Cash flows related to investing activities
Net change in investments in subsidiaries	2,058.6	(8.5)	(63.5)
Acquisition of tax deductions from the parent corporation	(13.9)		(14.0)
Other	(6.0)	(8.5)	3.9
Cash flows provided by (used in) investing activities	2,038.7	(17.0)	(73.6)
Cash flows related to financing activities
Net change in bank indebtedness	5.7	(2.5)	(8.1)
Net change under revolving facilities			(2.8)
Repayments of long-term debt	(3.6)	(336.7)	(3.6)
Settlement of hedging contracts	(1.6)	(1.6)	5.2
Repurchase of Common Shares	(1,540.0)	(43.9)
Repurchase of redeemable preferred shares issued to subsidiaries			(430.0)
Dividends and reduction of paid-up capital	(100.0)	(100.0)	(100.0)
Net change in subordinated loans from subsidiaries	2,322.0	66.0	(2,768.0)
Net change in convertible obligations, subordinated loans and notes receivable - subsidiaries	(2,664.0)	276.0	3,199.0
Net change in loans to the parent corporation	(596.1)
Net change in advances to or from subsidiaries	(19.6)	(15.4)	40.1
Cash flows used in financing activities	(2,597.2)	(158.1)	$ (68.2)
Net change in cash and cash equivalents	(31.2)	31.2
Cash and cash equivalents at the beginning of the year	$ 31.2
Cash and cash equivalents at the end of the year		$ 31.2